UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

6200 The Corners Parkway, Suite 150, Norcross, GA 30092
(Address of principal executive offices) (Zip code)

Michael B. Orkin, 6200 The Corners Parkway, Suite 150, Norcross, Georgia 30092
(Name and address of agent for service)

Registrant’s telephone number, including area code: 678-533-7850

Date of fiscal year end: 4/30

Date of reporting period: 1/31/2006

Item 1.  Schedule of Investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS AS OF 1/31/2006

			Market
		Shares	Value

COMMON STOCKS (LONG POSITIONS)	48.14%

Aerospace / Defense Equipment	1.01%
Hexcel Corp *		84,200	$1,757,254

Apparel - Clothing Mfg	2.01%
Tommy Hilfiger Corp *		212,600	$3,507,900

Banks - Foreign	1.22%
ICICI Bank Ltd ADR		67,500	$2,120,850

Banks - Money Center	1.57%
Mitsubishi UFJ Financial ADS		189,800	$2,742,610

Building - Heavy Construction	0.53%
Chicago Bridge & Iron Co		29,700	$916,245

Chinese Stocks	0.30%
iShares FTSE/Xinhua China 25		7,200	$516,960

Cosmetics / Personal Care	2.26%
Procter & Gamble		66,495	$3,938,499

Diversified Operations	0.95%
Harsco Corp		20,900	$1,655,698

Elec - Component / Connector	0.49%
Thomas & Betts Corp *		19,200	$857,280

Elec - Semiconductor Mfg	0.27%
Saifun Semiconductors Ltd *		14,100	$479,400

Electrical - Equipment	0.34%
Pike Electric Corp *		33,200	$596,604

Finance - Investment Bankers	1.00%
Nomura Holdings Inc ADR		89,700	$1,750,047

Finance - Mortgage & Related Services	0.52%
Federal Home Ln Mtg Corp		13,300	$902,538

Finance - Savings & Loan	1.04%
Sovereign Bancorp Inc		83,000	$1,809,400

Food - Misc Preparation	0.50%
Pepsico Inc		15,300	$874,854

Household - Appliances	2.88%
TurboChef Technologies *		327,100	$5,027,527

Insurance - Life	0.64%
MetLife Inc		22,300	$1,118,568

Media - Diversified	0.42%
CBS Corp		28,000	$731,640

Media - Radio / TV	0.32%
Central Euro Media Enterprises Ltd *		9,200	$554,944

Medical - Biomed / Biotech	3.64%
Nektar Therapeutics *		105,000	$2,079,000
OSI Pharmaceuticals *		62,600	$1,762,816
Tanox Inc *		138,700	$2,503,535

Medical - Ethical Drugs	1.40%
Connetics Corporation *		46,300	$693,574
Endo Pharmaceuticals Holdings *		60,800	$1,744,960

Medical - Health Maintenance Organizations	2.00%
UnitedHealth Group Inc		58,600	$3,482,012

Medical - Nursing Homes	3.69%
Brookdale Senior Living		69,700	$2,352,375
Sunrise Senior Living *		112,300	$4,082,105

Medical - Outpatient / Home Care	1.21%
Psychiatric Solutions *		64,200	$2,117,958

Metal Ores	2.59%
Cameco Corp		23,400	$1,850,472
North American Palladium Ltd *		76,300	$818,699
Stillwater Mining Co *		128,100	$1,857,450

Oil & Gas - Transport / Pipeline	1.05%
Williams Companies		77,100	$1,838,064

Oil & Gas - US Exploration & Production	1.08%
Quicksilver Resources *		37,600	$1,890,152

Pollution Control - Services	0.99%
Republic Services Inc		45,800	$1,733,530

Retail - Clothing / Shoe	2.16%
American Eagle Outfittrs		90,800	$2,449,784
The Wet Seal Inc *		262,700	$1,318,754

Telecom - Equipment	2.34%
ADC Telecommunications *		65,700	$1,666,152
Arris Group Inc *		112,300	$1,320,648
Harmonic Inc *		199,200	$1,099,584

Telecom - Wireless Equipment	3.48%
Andrew Corp *		156,400	$2,028,508
Motorola Inc		38,500	$874,335
Powerwave Tech Inc *		215,700	$3,151,377

Telecom - Wireless Services	1.36%
American Tower Corp Cl A *		76,800	$2,376,192

Tobacco	2.08%
Altria Group Inc		34,600	$2,502,964
UST Inc		29,000	$1,129,260

Utility - Electric Power	0.80%
FPL Group Inc		33,500	$1,399,965

Total Common Stocks Held Long	48.14%		$83,983,043
(Cost $76,940,090)

Money Market Funds **
Merrill Lynch Short Account MMF		79,812,413	$79,812,413
JP Morgan US Treasury Plus MM - INST		20,077,620	$20,077,620
JP Morgan US Treasury MM - ML		72,092,477	$72,092,477

Total Money Market Funds	98.58%		$171,982,510
(Cost $171,982,510)

Total Investments In Securities	146.72%		$255,965,553

Other Assets & Liabilities	-46.72%		-$81,497,241

Total Net Assets	100.00%		$174,468,312

* Non-income producing security
** A portion of Money Market Fund assets are held as collateral for short sales activity.

COMMON STOCKS (SHORT POSITIONS)	-42.78%

Banks - Midwest	-0.28%
Corus Bankshares Inc		-7,600	-$487,996

Banks - Northeast	-2.38%
Commerce Bancorp Inc		-124,200	-$4,153,248

Banks - Southeast	-1.04%
First Horizon Natl Corp		-47,900	-$1,813,973

Banks - West / Southwest	-0.79%
Texas Capital Bancshares *		-62,800	-$1,378,460

Building - Residential / Commercial	-3.37%
M/I Homes Inc		-44,400	-$1,769,784
Standard Pacific Corp		-44,100	-$1,715,490
Toll Brothers Inc *		-70,600	-$2,400,400

Commercial Services - Advertising	-0.54%
Catalina Marketing Corp		-42,400	-$947,640

Commercial Services - Consulting	-0.30%
Resources Connection Inc *		-19,500	-$530,205

Computer - Peripheral Equipment	-1.46%
Lexmark International Inc *		-52,600	-$2,554,782

Computer Software - Enterprise	-0.81%
Progress Software Corp *		-48,900	-$1,406,364

Computer Software - Security	-0.52%
Internet Security Systms *		-42,800	-$912,496

Consumer Products - Misc	-1.00%
Energizer Holdings Inc *		-32,100	-$1,736,931

Cosmetics / Personal Care	-0.98%
Weight Watchers Intl Inc		-36,500	-$1,716,960

Elec - Contract Mfg	-0.99%
Flextronics Intl Ltd *		-165,000	-$1,725,900

Elec - Semiconductor Equipment	-0.47%
Cabot Microelectronics *		-24,600	-$816,966

Elec - Semiconductor Mfg	-0.45%
Sandisk Corp *		-11,700	-$788,112

Finance - Mortgage & Related Services	-5.55%
Doral Financial Corp		-373,400	-$4,058,858
Fremont General Corp		-109,100	-$2,672,950
Saxon Capital Inc		-247,500	-$2,955,150

Finance - REIT	-4.05%
Friedman Billings Ramsey Group		-343,500	-$3,977,730
Impac Mortgage Holdings Inc		-222,900	-$1,948,146
New Century Financial Corp		-28,900	-$1,133,747

Finance - Savings & Loan	-0.93%
Flagstar Bancorp Inc		-107,300	-$1,628,814

Financial Services - Misc	-3.62%
Alliance Data Sys Corp *		-82,800	-$3,498,300
H&R Block Inc		-115,300	-$2,820,238

Insurance - Property / Casualty / Title	-1.87%
MGIC Investment Corp		-35,700	-$2,356,557
The PMI Group Inc		-20,900	-$903,507

Internet - E-Commerce	-0.21%
Amazon.Com Inc *		-8,000	-$358,560

Leisure - Products	-2.71%
Harley Davidson Inc		-51,100	-$2,735,383
Polaris Industries Inc		-36,500	-$1,991,075

Leisure - Toys / Games / Hobby	-0.79%
Leapfrog Enterprises Inc *		-121,000	-$1,372,140

Medical - Biomed / Biotech	-0.45%
Momenta Pharmaceutical *		-38,100	-$777,240

Medical - Products	-0.55%
SurModics Inc *		-26,100	-$962,568

Medical - Systems / Equipment	-0.58%
IntraLase Corp *		-50,800	-$1,008,380

Medical / Dental - Supplies	-0.84%
Patterson Companies Inc *		-42,500	-$1,467,525

Retail - Clothing / Shoe	-1.40%
Urban Outfitters Inc *		-89,200	-$2,436,052

Retail - Home Furnishings	-1.69%
Cost Plus Inc *		-151,000	-$2,952,050

Retail - Leisure Products	-0.83%
Guitar Center Inc *		-26,900	-$1,443,992

Retail - Major Discount Chains	-0.52%
Big Lots Inc *		-68,000	-$909,160

Telecom - Equipment	-0.29%
Avaya Inc *		-47,700	-$503,235

Telecom - Wireless Equipment	-0.52%
Telefonaktiebolaget LM Ericsson		-24,900	-$908,352

Total Securites Sold Short	-42.78%		-$74,635,416
(Proceeds $74,350,734)

* Non-income producing security

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Separate certifications of principal executive and principal financial officers of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALDWELL & ORKIN FUNDS, INC.

By:  /s/ Michael B. Orkin
Michael B. Orkin
President

Date: March 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Michael B. Orkin
Michael B. Orkin
President

Date: March 28, 2006

By:  /s/ Robert H. Greenblatt
Robert H. Greenblatt
Treasurer

Date: March 28, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)